Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented various cybersecurity risk assessment procedures in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system. Our information security function, engineering team, and legal department help identify, assess and manage the Company’s cybersecurity threats and risks using various methods such as automated tools, analyzing reports of threats and actors, conducting scans of the threat environment, and conducting assessments.

We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including for example cybersecurity software providers and penetration testing firms. We use third-party service providers to perform a variety of functions throughout our business, such as application providers and hosting companies. We have a vendor management program to manage cybersecurity risks associated with our use of these providers. Depending on the nature of the services provided, the sensitivity of the information systems and data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider. The process may also include a review of vendor’s security assessments and written security program and security assessment calls with the vendor’s security personnel.

We have developed a cybersecurity threat defense system designed to address both internal and external material threats. Depending on the environment, systems, and data at issue, this system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks through various means, such as technical safeguards, procedural requirements, monitoring our corporate network, testing of certain aspects of our security posture internally, an incident response program and periodic cybersecurity awareness training for employees. Our IT department regularly monitors the performance of platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors under Part 1. Item 1A. Risk Factors in this Form 20-F, including “Failures, defects, errors, vulnerabilities in our systems or data (or those of our third parties with whom we work) or other compromise could adversely affect our business, financial condition and results of operations.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The board of directors is ultimately responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats. The audit committee periodically reviews our cybersecurity risks and controls with management and our external auditor (as appropriate).

At the management level, we have established a cyber security steering committee, which consists of two top executives, the general counsel, and is chaired by the head of the information security office. Our Director of Technology and Product Operations and Information Security Manager are responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, and communicating key priorities to relevant personnel. Our cyber security steering committee reports to the board of directors on a periodic basis regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our information security office, together with relevant members of the internal security incident response team, will organize relevant personnel for internal assessment and, depending on the situation, may seek the opinions of external experts and/or legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, the investigation and assessment results will be reported by the cyber security steering committee to the audit committee and/or the board of directors who will provide assistance on determining the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, the cyber security steering committee will prepare disclosure materials for review and approval by the board of directors before it is disseminated to the public.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The board of directors is ultimately responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	Our Director of Technology and Product Operations and Information Security Manager are responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, and communicating key priorities to relevant personnel.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cyber security steering committee reports to the board of directors on a periodic basis regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	If a cybersecurity incident occurs, our information security office, together with relevant members of the internal security incident response team, will organize relevant personnel for internal assessment and, depending on the situation, may seek the opinions of external experts and/or legal advisors.